Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues	$ 6,517,817	$ 6,872,342	$ 13,090,134	$ 13,606,432
Operating Expenses
Infrastructure and access	2,622,723	2,650,134	5,331,034	5,220,881
Depreciation and amortization	2,100,281	3,044,132	4,533,782	5,571,778
Network operations	1,085,249	1,279,570	2,286,156	2,551,738
Customer support	391,335	484,664	759,017	1,027,855
Sales and marketing	976,790	883,961	1,841,766	2,378,881
General and administrative	1,514,141	1,604,542	3,051,869	3,584,335
Total Operating Expenses	8,690,519	9,947,003	17,803,624	20,335,468
Operating Loss	(2,172,702)	(3,074,661)	(4,713,490)	(6,729,036)
Other (Expense) / Income
Interest expense, net	(1,298,920)	(1,588,291)	(2,572,821)	(3,195,411)
Other income, net	3,879		5,508
Total Other (Expense)/Income	(1,295,041)	(1,588,291)	(2,567,313)	(3,195,411)
Loss from continuing operations	(3,467,743)	(4,662,952)	(7,280,803)	(9,924,447)
Operating loss		(67,576)		(2,977,143)
Gain on sale of assets				1,177,742
Total loss from discontinued operations		(67,576)		(1,799,401)
Net Loss	(3,467,743)	(4,730,528)	(7,280,803)	(11,723,848)
Deemed dividend to Series D and Series F preferred stockholders	(1,905,570)		(1,905,570)
Net loss attributable to common stockholders	$ (5,373,313)	$ (4,730,528)	$ (9,186,373)	$ (11,723,848)
(Loss) gain per share – basic and diluted
Continuing (in dollars per share)	$ (17.91)	$ (101.89)	$ (32.63)	$ (219.73)
Discontinued
Operating loss (in dollars per share)		(1.48)		(65.92)
Gain on sale of assets (in dollars per share)				26.08
Total discontinued (in dollars per share)		(1.48)		(39.84)
Net loss per common share – basic and diluted (in dollars per share)	$ (17.91)	$ (103.37)	$ (32.63)	$ (259.57)
Weighted average common shares outstanding – basic and diluted (in shares)	299,974	45,765	281,538	45,166